Income taxes - Loss Carryforwards (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Corporation tax
Carryforward
Gross loss carryforwards	€ 37,988
Trade tax losses
Carryforward
Gross loss carryforwards	37,222
Foreign loss carryforwards
Carryforward
Gross loss carryforwards	€ 17,357